DIRECT OPERATING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Expenses by nature [abstract]
Depreciation and amortization expense	$ 882	$ 632	$ 1,818	$ 1,277
Compensation	770	640	1,497	1,278
Cost of inventory	744	862	1,508	1,607
Fuel, transportation, and distribution costs	411	372	819	765
Operations and maintenance costs	315	266	645	542
Marketing and administrative costs	307	217	592	419
Utilities	239	143	480	283
Other direct operating costs	207	148	429	338
Total	$ 3,875	$ 3,280	$ 7,788	$ 6,509